UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21238

PIMCO Corporate & Income Opportunity Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	November 30, 2012

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments

PIMCO Corporate & Income Opportunity Fund Schedule of Investments

February 29, 2012 (unaudited)

Principal
Amount
(000s)		Value*
CORPORATE BONDS & NOTES—51.1%
Airlines—2.5%
$2,694	American Airlines Pass Through Trust, 10.375%, 1/2/21	$2,930,253
	Continental Airlines Pass Through Trust,
857	6.545%, 8/2/20 (i)	918,663
2,410	6.703%, 12/15/22 (i)	2,554,344
698	7.373%, 6/15/17	689,326
7,546	7.707%, 10/2/22 (i)	8,101,848
1,463	9.798%, 10/1/22	1,522,056
15,911	Northwest Airlines, Inc., 7.15%, 4/1/21 (MBIA) (i)	16,308,358
	United Air Lines Pass Through Trust,
2,598	7.336%, 1/2/21 (a)(b)(j)
	(acquisition cost-$2,598,479; purchased 6/19/07)	2,442,571
4,607	10.40%, 5/1/18 (i)	5,252,137
		40,719,556
Banking—7.9%
4,800	AgFirst Farm Credit Bank, 7.30%, 3/30/12 (a)(b)(d)(g)(j)
	(acquisition cost-$3,808,000; purchased 2/26/10-3/2/10)	4,768,080
	Barclays Bank PLC,
14,480	10.179%, 6/12/21 (a)(d)(i)	16,994,742
£24,300	14.00%, 6/15/19 (g)	48,130,295
€2,800	BPCE S.A., 9.25%, 4/22/15 (g)	3,346,203
$22,050	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 11.00%, 6/30/19 (a)(d)(g)(i)	28,054,854
	HBOS PLC,
1,700	0.728%, 9/6/17, FRN	1,258,000
4,000	6.75%, 5/21/18 (a)(d)(i)	3,598,768
2,000	HSBC Capital Funding L.P., 10.176%, 6/30/30 (g)	2,600,000
	Regions Financial Corp.,
3,600	7.375%, 12/10/37	3,321,000
6,600	7.75%, 11/10/14	7,112,820
£1,100	Santander Finance Preferred S.A. Unipersonal, 11.30%, 7/27/14 (g)	1,743,865
£3,000	Santander Issuances S.A. Unipersonal,
	7.30%, 7/27/19, (converts to FRN on 9/27/14)	4,498,270
$3,500	State Street Capital Trust III, 5.536%, 3/30/12 (g)(i)	3,511,620
		128,938,517
Building & Construction—0.4%
2,000	Desarrolladora Homex SAB De C.V., 9.50%, 12/11/19 (a)(d)	2,080,000
3,300	Macmillan Bloedel Pembroke L.P., 7.70%, 2/15/26	3,517,632
		5,597,632
Consumer Products—0.2%
3,100	Reynolds Group Issuer, Inc., 9.00%, 4/15/19 (a)(d)	3,115,500

Financial Services—24.5%
	Ally Financial, Inc.,
250	5.70%, 6/15/13	247,030
20	5.70%, 10/15/13	19,703
344	5.70%, 12/15/13	337,576
189	5.85%, 6/15/13	187,095
502	5.90%, 12/15/13	494,279

PIMCO Corporate & Income Opportunity Fund Schedule of Investments

February 29, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$259	5.90%, 1/15/19	$244,992
35	6.00%, 7/15/13	34,694
638	6.00%, 11/15/13	629,624
130	6.00%, 2/15/19	123,616
4,534	6.00%, 3/15/19	4,169,992
364	6.00%, 4/15/19	334,372
796	6.00%, 9/15/19	728,408
56	6.05%, 8/15/19	51,440
122	6.10%, 5/15/13	121,191
10	6.10%, 9/15/19	9,208
520	6.15%, 9/15/13	516,075
60	6.15%, 11/15/13	59,354
226	6.15%, 12/15/13	224,864
62	6.15%, 8/15/19	57,301
13	6.15%, 10/15/19	11,998
330	6.20%, 11/15/13	326,706
445	6.20%, 3/15/16	429,399
695	6.20%, 4/15/19	652,152
357	6.25%, 3/15/13	354,899
78	6.25%, 7/15/13	77,566
395	6.25%, 10/15/13	392,434
356	6.25%, 11/15/13	356,828
1,141	6.25%, 2/15/16	1,095,487
997	6.25%, 12/15/18	962,201
985	6.25%, 4/15/19	926,390
1,066	6.25%, 5/15/19	992,308
605	6.30%, 10/15/13	600,149
237	6.30%, 11/15/13	235,007
379	6.30%, 3/15/16	367,121
258	6.35%, 5/15/13	257,036
1,140	6.35%, 4/15/16	1,102,130
327	6.35%, 10/15/16	318,002
1,260	6.35%, 4/15/19	1,195,897
66	6.35%, 7/15/19	61,772
54	6.375%, 8/1/13	53,782
240	6.40%, 3/15/16	232,595
108	6.40%, 12/15/18	105,095
639	6.50%, 5/15/13	637,648
40	6.50%, 8/15/13	39,902
225	6.50%, 11/15/13	223,816
329	6.50%, 2/15/16	320,132
764	6.50%, 9/15/16	747,726
1,060	6.50%, 6/15/18	1,007,772
10	6.50%, 11/15/18	9,482
50	6.50%, 12/15/18	48,921
135	6.50%, 2/15/20	127,002
139	6.55%, 10/15/16	136,253
381	6.60%, 5/15/18	364,380
116	6.60%, 6/15/19	110,233
1,060	6.65%, 6/15/18	1,016,091
274	6.65%, 2/15/20	260,155

PIMCO Corporate & Income Opportunity Fund Schedule of Investments

February 29, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$30	6.70%, 5/15/14	$29,854
105	6.70%, 6/15/14	104,479
55	6.70%, 8/15/16	53,654
272	6.70%, 6/15/18	261,404
32	6.70%, 6/15/19	30,586
292	6.75%, 7/15/16	285,559
161	6.75%, 8/15/16	157,364
50	6.75%, 11/15/16	49,389
45	6.75%, 6/15/17	43,790
185	6.75%, 3/15/18	178,484
60	6.75%, 7/15/18	57,790
5	6.75%, 9/15/18	4,813
73	6.75%, 10/15/18	70,205
686	6.75%, 5/15/19	663,124
130	6.75%, 6/15/19	124,615
20	6.80%, 10/15/18	19,293
740	6.85%, 4/15/16	728,146
420	6.875%, 4/15/13	420,010
109	6.90%, 6/15/17	106,766
80	6.90%, 8/15/18	77,632
87	6.95%, 6/15/17	85,427
285	7.00%, 8/15/13, VRN	285,367
75	7.00%, 7/15/16	74,034
19	7.00%, 1/15/17	18,718
120	7.00%, 6/15/17	118,089
573	7.00%, 2/15/18	559,797
749	7.00%, 3/15/18	731,572
1,286	7.00%, 5/15/18	1,255,271
96	7.00%, 8/15/18	93,643
635	7.00%, 2/15/21	612,496
1,743	7.00%, 9/15/21	1,679,093
411	7.00%, 6/15/22	395,086
417	7.00%, 11/15/23	399,452
2,181	7.00%, 11/15/24	2,081,574
408	7.05%, 3/15/18	399,455
832	7.05%, 4/15/18	814,374
2,784	7.125%, 10/15/17	2,735,411
15	7.15%, 9/15/18	14,743
2,858	7.20%, 10/15/17	2,817,911
45	7.25%, 6/15/16	44,835
9,609	7.25%, 9/15/17	9,497,889
597	7.25%, 4/15/18	590,105
215	7.25%, 9/15/18	212,410
601	7.25%, 2/15/25	580,663
161	7.25%, 3/15/25	155,491
85	7.30%, 12/15/17	83,822
3,001	7.30%, 1/15/18	2,974,570
485	7.375%, 11/15/16	480,758
427	7.375%, 4/15/18	424,659
188	7.50%, 6/15/16	188,016
3,455	7.50%, 8/15/17	3,380,987

PIMCO Corporate & Income Opportunity Fund Schedule of Investments

February 29, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$1,852	7.50%, 11/15/17	$1,819,486
1,009	7.50%, 12/15/17	1,004,430
429	7.50%, 3/15/25	423,141
826	7.55%, 5/15/16	826,053
658	7.75%, 10/15/17	652,475
889	8.00%, 10/15/17	884,410
291	8.00%, 11/15/17	287,600
705	8.125%, 11/15/17	701,364
5	8.20%, 3/15/17	5,010
50	8.50%, 8/15/15	50,014
43	9.00%, 7/15/15	43,029
50	9.00%, 7/15/20	50,164
1,015	Bank of America Corp., 6.50%, 8/1/16 (i)	1,098,329
300	BankAmerica Capital II, 8.00%, 12/15/26	302,625
	BNP Paribas S.A. (g),
7,000	7.195%, 6/25/37 (a)(d)(i)	6,195,000
€2,500	7.781%, 7/2/18	3,274,459
$3,400	Capital One Bank USA N.A., 8.80%, 7/15/19 (i)	4,159,944
2,000	Capital One Capital V, 10.25%, 8/15/39	2,095,000
6,300	Capital One Capital VI, 8.875%, 5/15/40 (i)	6,533,264
	CIT Group, Inc.,
501	7.00%, 5/1/16	502,242
1,319	7.00%, 5/1/17	1,320,311
	Citigroup, Inc.,
€300	4.75%, 2/10/19, (converts to FRN on 2/10/14)	352,825
€3,000	6.393%, 3/6/23	3,798,760
$20,000	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37) (i)	20,630,000
€4,000	Credit Agricole S.A., 7.875%, 10/26/19 (g)	4,956,154
	General Electric Capital Corp.,
$11,900	6.375%, 11/15/67, (converts to FRN on 11/15/17) (i)	12,108,250
£1,100	6.50%, 9/15/67, (converts to FRN on 9/15/17) (a)(d)	1,692,240
$10,000	Glen Meadow Pass Through Trust,
	6.505%, 2/12/67, (converts to FRN on 2/15/17) (a)(d)(i)	7,575,000
6,000	Goldman Sachs Group, Inc., 6.45%, 5/1/36 (i)	5,807,082
	International Lease Finance Corp.,
3,500	5.65%, 6/1/14	3,596,250
2,000	8.625%, 9/15/15	2,227,500
12,700	JPMorgan Chase & Co., 7.90%, 4/30/18 (g)	13,863,701
	LBG Capital No.1 PLC,
€1,500	7.375%, 3/12/20	1,625,059
£1,300	7.588%, 5/12/20	1,747,604
£900	7.867%, 12/17/19	1,224,198
£2,439	7.869%, 8/25/20	3,298,174
$12,300	7.875%, 11/1/20 (a)(d)	10,645,650
12,600	8.00%, 6/15/20 (a)(d)(g)	10,334,318
16,040	8.50%, 12/17/21 (a)(d)(g)	13,072,600
£5,000	11.04%, 3/19/20	8,053,931
	LBG Capital No.2 PLC,
€900	8.875%, 2/7/20	1,067,172
£400	9.125%, 7/15/20	566,360
£2,470	9.334%, 2/7/20	3,605,337

PIMCO Corporate & Income Opportunity Fund Schedule of Investments

February 29, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
£400	12.75%, 8/10/20	$652,587
£650	14.50%, 1/30/22	1,178,857
£5,000	15.00%, 12/21/19	9,863,580
€7,800	15.00%, 12/21/19	12,730,121
	Lehman Brothers Holdings, Inc. (f),
$10,000	5.50%, 4/4/16	2,762,500
20,000	6.875%, 5/2/18	5,650,000
6,900	National City Preferred Capital Trust I, 12.00%, 12/10/12 (g)(i)	7,439,711
10,500	NSG Holdings LLC, 7.75%, 12/15/25 (a)(d)(i)	10,657,500
1,000	PNC Financial Services Group, Inc., 6.75%, 8/1/21 (g)	1,058,828
5,400	PNC Preferred Funding Trust I, 6.517%, 3/15/17 (a)(d)(g)(i)	4,239,000
3,350	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31 (g)(i)	2,788,875
	SLM Corp. (i),
5,000	5.625%, 8/1/33	4,255,890
12,200	8.00%, 3/25/20	13,450,500
17,600	8.45%, 6/15/18	19,800,000
	Societe Generale S.A. (g),
€12,000	7.756%, 5/22/13	13,837,262
€5,850	9.375%, 9/4/19	7,404,254
	Springleaf Finance Corp.,
$4,300	5.40%, 12/1/15	3,429,250
8,500	6.50%, 9/15/17 (i)	6,396,250
12,500	6.90%, 12/15/17	9,750,000
1,800	USB Capital IX, 3.50%, 3/30/12 (g)(i)	1,390,446
7,000	Wachovia Capital Trust III, 5.570%, 3/30/12 (g)(i)	6,440,000
25,000	Wells Fargo & Co., 7.98%, 3/15/18 (g)	27,312,500
		398,564,382
Hotels/Gaming—0.7%
	MGM Resorts International,
1,300	10.375%, 5/15/14	1,485,250
1,950	11.125%, 11/15/17	2,227,875
7,493	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(d)	8,009,546
		11,722,671
Insurance—11.3%
29,000	American General Institutional Capital A, 7.57%, 12/1/45 (a)(d)	27,985,000
	American International Group, Inc.,
1,500	6.25%, 3/15/87	1,335,000
£23,522	6.765%, 11/15/17 (a)(d)	39,479,314
MXN 130,000	7.98%, 6/15/17	9,516,130
€21,200	8.00%, 5/22/68, (converts to FRN on 5/22/18) (a)(d)	26,673,211
$11,900	8.175%, 5/15/68, (converts to FRN on 5/15/38) (i)	12,658,625
£5,650	8.625%, 5/22/68, (converts to FRN on 5/22/18)	8,575,110
£16,250	8.625%, 5/22/68, (converts to FRN on 5/22/18) (a)(d)	24,662,928
$6,100	Dai-ichi Life Insurance Co., Ltd., 7.25%, 7/25/21 (a)(d)(g)(i)	6,332,178
5,400	Genworth Financial, Inc., 8.625%, 12/15/16 (i)	6,030,979
13,200	MetLife Capital Trust X, 9.25%, 4/8/68, (converts to FRN on 4/8/38) (a)(d)(i)	16,302,000
3,200	Pacific Life Insurance Co., 7.90%, 12/30/23 (a)(d)(i)	3,827,834
		183,378,309

PIMCO Corporate & Income Opportunity Fund Schedule of Investments

February 29, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Oil & Gas—1.0%
$14,160	Anadarko Petroleum Corp., 7.00%, 11/15/27 (i)	$15,707,532

Telecommunications—1.3%
3,300	CenturyLink, Inc., 6.00%, 4/1/17	3,499,568
15,730	Mountain States Telephone & Telegraph Co., 7.375%, 5/1/30 (i)	16,337,726
1,350	Sprint Nextel Corp., 9.25%, 4/15/22	1,339,875
		21,177,169
Utilities—1.3%
5,000	AES Red Oak LLC, 9.20%, 11/30/29	5,150,000
10,105	Ameren Energy Generating Co., 7.95%, 6/1/32 (i)	9,953,425
1,720	Cedar Brakes II LLC, 9.875%, 9/1/13 (a)(d)	1,775,666
4,200	Dynegy Roseton LLC, 7.67%, 11/8/16 (f)	2,520,000
2,100	PPL Capital Funding, Inc.,
	6.70%, 3/30/67, (converts to FRN on 3/30/17)	2,070,688
		21,469,779
	Total Corporate Bonds & Notes (cost—$785,831,574)	830,391,047

MUNICIPAL BONDS—18.6%
California—14.9%
37,300	Alameda Cnty. Joint Powers Auth. Rev., 7.046%, 12/1/44, Ser. A	44,949,111
	Alameda Corridor Transportation Auth. Rev., Ser. B (AMBAC),
1,500	zero coupon, 10/1/31	303,660
1,500	zero coupon, 10/1/32	276,555
1,500	zero coupon, 10/1/33	252,120
25,000	Bay Area Toll Auth. Rev., 7.043%, 4/1/50, Ser. S-1	34,480,500
3,000	Fresno Cnty. Rev., zero coupon, 8/15/25, Ser. A (FGIC-NPFGC)	1,422,120
3,000	Inglewood Rev., zero coupon, 9/1/35, Ser. B (AMBAC)	548,040
3,400	Long Beach Redev. Agcy., Tax Allocation, 8.36%, 8/1/40	3,716,812
31,400	Los Angeles Cnty. Public Works Financing Auth. Rev., 7.618%, 8/1/40	40,995,212
6,480	Los Angeles Community Redev. Agcy., Tax Allocation,
	6.02%, 9/1/21, Ser. L (NPFGC)	6,340,680
3,425	Riverside Cnty. Dev. Agcy., Tax Allocation, 7.50%, 10/1/30, Ser. A-T	3,527,065
24,500	Riverside Electric Rev., 7.605%, 10/1/40	33,172,020
4,820	San Bernardino Cnty. Redev. Agcy., Tax Allocation,
	8.40%, 9/1/40, Ser. A	5,109,200
21,545	San Diego Redev. Agcy., Tax Allocation, 7.75%, 9/1/40, Ser. A	22,440,195
4,365	San Luis Obispo Cnty. Rev., zero coupon, 9/1/27, Ser. C (NPFGC)	1,822,256
1,745	San Marcos Unified School Dist., GO, zero coupon, 8/1/29	750,106
	State, GO,
10,500	7.625%, 3/1/40	13,962,690
2,500	7.95%, 3/1/36	2,951,925
28,500	Stockton Public Financing Auth. Rev., 7.942%, 10/1/38, Ser. B	25,732,650
		242,752,917
Colorado—0.2%
2,000	Denver Public Schools, CP, 7.017%, 12/15/37, Ser. B	2,563,900

District of Columbia—1.0%
15,000	Metropolitan Airports Auth. Rev., 7.462%, 10/1/46	16,810,350

PIMCO Corporate & Income Opportunity Fund Schedule of Investments

February 29, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Louisiana—0.0%
$700	New Orleans, Public Improvements, GO, 8.80%, 12/1/39, Ser. A	$785,281

New Jersey—0.9%
	Economic Dev. Auth. Rev., Ser. B (AGM),
3,000	zero coupon, 2/15/22	1,862,760
22,540	zero coupon, 2/15/24	12,053,040
		13,915,800
Ohio—0.4%
5,000	American Municipal Power, Inc. Rev., Comb Hydroelectric Projects,
	8.084%, 2/15/50, Ser. B	7,092,800

Pennsylvania—0.2%
	Philadelphia Auth. for Industrial Dev. Rev., Ser. B (AMBAC),
3,000	zero coupon, 4/15/24	1,250,130
3,800	zero coupon, 4/15/26	1,372,218
		2,622,348
Texas—1.0%
7,700	Dallas Convention Center Hotel Dev. Corp. Rev., 7.088%, 1/1/42	9,014,467
6,075	State Public Finance Auth. Charter School Finance Corp. Rev.,
	8.125%, 2/15/27	6,560,514
		15,574,981
	Total Municipal Bonds (cost—$257,313,379)	302,118,377

MORTGAGE-BACKED SECURITIES—12.8%
2,293	American Home Mortgage Assets LLC, 0.474%, 9/25/46, CMO, FRN	301,589
667	Banc of America Alternative Loan Trust, 6.00%, 1/25/36, CMO	487,940
14,700	Banc of America Funding Corp., 6.00%, 3/25/37, CMO	11,593,074
	BCAP LLC Trust, CMO (a)(d),
4,502	5.409%, 7/26/37, FRN	279,820
4,779	5.575%, 3/26/37, VRN	368,014
4,932	10.93%, 6/26/36, VRN	567,160
1,359	Bear Stearns Alt-A Trust, 2.864%, 11/25/36, CMO, FRN	729,365
	Chase Mortgage Finance Corp., CMO,
105	2.802%, 12/25/35, FRN	103,961
6,381	6.00%, 2/25/37	5,040,380
5,894	6.00%, 7/25/37	4,935,788
6,916	Citicorp Mortgage Securities, Inc., 6.00%, 6/25/36, CMO	6,823,699
	Countrywide Alternative Loan Trust, CMO,
85	5.25%, 5/25/21	75,837
15,416	5.50%, 9/25/35	13,086,330
513	5.50%, 3/25/36	334,385
2,223	6.50%, 8/25/36	1,197,310
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
5,428	5.50%, 10/25/35	5,206,111
1,497	5.75%, 12/25/35	1,295,680
5,515	5.75%, 3/25/37	4,568,508
4,614	5.75%, 6/25/37	4,051,789
2,638	6.00%, 4/25/36	2,119,586

PIMCO Corporate & Income Opportunity Fund Schedule of Investments

February 29, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
$558	6.00%, 5/25/36	$461,606
3,480	6.00%, 2/25/37	2,806,652
9,118	6.00%, 3/25/37	7,491,821
1,073	6.00%, 4/25/37	962,638
	Credit Suisse Mortgage Capital Certificates, CMO,
3,113	6.00%, 2/25/37	2,421,012
7,440	6.00%, 6/25/37	6,527,287
	GSR Mortgage Loan Trust, CMO,
8,510	2.799%, 3/25/37, FRN	5,222,370
1,317	5.50%, 5/25/36	1,084,724
30,146	6.00%, 2/25/36	26,771,976
	JPMorgan Mortgage Trust, CMO,
8,594	5.00%, 3/25/37	6,631,515
274	5.272%, 10/25/35, FRN	258,100
4,086	5.405%, 1/25/37, FRN	3,105,717
3,752	5.572%, 6/25/36, FRN	3,197,187
1,577	6.00%, 8/25/37	1,335,679
	RBSSP Resecuritization Trust, CMO, FRN (a)(d),
3,609	0.464%, 10/27/36	85,159
8,000	0.484%, 8/27/37	113,335
	Residential Accredit Loans, Inc., CMO, FRN,
408	0.424%, 6/25/46	152,141
2,698	0.474%, 5/25/37	632,161
	Residential Asset Securitization Trust, CMO,
1,050	5.75%, 2/25/36	719,095
1,959	6.00%, 9/25/36	1,086,365
	Residential Funding Mortgage Securities I, CMO,
10,153	6.00%, 1/25/37	7,747,880
5,700	6.25%, 8/25/36	4,545,532
383	Structured Asset Mortgage Investments, Inc., CMO, FRN,
	0.364%, 8/25/36	207,443
	Suntrust Adjustable Rate Mortgage Loan Trust, CMO, FRN,
2,996	5.511%, 4/25/37	2,229,148
2,331	5.807%, 2/25/37	1,608,786
	WaMu Mortgage Pass Through Certificates, CMO, FRN,
1,240	2.378%, 12/25/36	836,708
1,435	2.535%, 9/25/36	1,055,285
6,011	4.938%, 6/25/37	4,027,914
2,323	5.097%, 7/25/37	1,452,663
4,000	5.459%, 2/25/37	3,149,574
	Washington Mutual Alternative Mortgage Pass Through Certificates, CMO, FRN,
2,891	0.957%, 4/25/47	343,908
2,764	1.022%, 5/25/47	585,886
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
7,866	2.609%, 10/25/36, FRN	5,900,057
2,723	2.618%, 7/25/36, FRN	1,919,942
1,176	2.666%, 4/25/36, FRN	957,175
2,728	2.697%, 4/25/36, FRN	2,194,064
14,405	2.736%, 7/25/36, FRN	10,959,744
3,400	6.00%, 7/25/37	3,333,277
22,000	6.00%, 8/25/37	20,677,778
	Total Mortgage-Backed Securities (cost—$204,557,404)	207,965,630

PIMCO Corporate & Income Opportunity Fund Schedule of Investments

February 29, 2012 (unaudited) (continued)

Shares		Value*
PREFERRED STOCK—5.2%
Banking—1.9%
298,700	CoBank Acb, 11.00%, 7/1/13, Ser. C (a)(b)(d)(g)(j)
	(acquisition cost-$16,727,200; purchased 8/23/10-2/1/11)	$16,279,150
12,000	Farm Credit Bank, 10.00%, 12/15/20, Ser. 1 (g)	13,882,500
		30,161,650
Financial Services—3.3%
7,000	Ally Financial, Inc., 7.00%, 3/29/12 (a)(b)(d)(g)(j)
	(acquisition cost-$5,127,500; purchased 3/9/10)	6,074,250
570,000	Citigroup Capital XIII, 7.875%, 10/30/15 (k)	15,418,500
1,024,000	GMAC Capital Trust I, 8.125%, 2/15/16, Ser. 2 (k)	24,043,520
100	Union Planters Preferred Funding Corp., 7.75%, 7/15/23 (a)(b)(d)(g)(j)
	(acquisition cost-$8,762,500; purchased 12/15/10)	8,306,250
		53,842,520
	Total Preferred Stock (cost—$83,930,450)	84,004,170

CONVERTIBLE PREFERRED STOCK—3.3%
Financial Services—1.0%
14,850	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	16,320,150

Utilities—2.3%
	PPL Corp.,
201,000	8.75%, 5/1/14	10,799,730
495,000	9.50%, 7/1/13	27,200,250
		37,999,980
	Total Convertible Preferred Stock (cost—$46,201,148)	54,320,130

Principal
Amount
(000s)
SOVEREIGN DEBT OBLIGATIONS—1.9%
Brazil—1.9%
	Brazil Notas do Tesouro Nacional, Ser. F,
BRL 51,919	10.00%, 1/1/17	29,308,155
BRL 204	10.00%, 1/1/21	110,910
BRL 2,000	Brazilian Government International Bond, 12.50%, 1/5/22	1,501,005
	Total Sovereign Debt Obligations (cost—$26,868,917)	30,920,070

ASSET-BACKED SECURITIES—1.4%
	Greenpoint Manufactured Housing, VRN,
$8,300	8.30%, 10/15/26	9,167,337
6,979	8.45%, 6/20/31	5,968,731
4,346	GSAA Trust, 6.295%, 6/25/36	2,458,800
6,220	Indymac Residential Asset-Backed Trust, 0.404%, 7/25/37, FRN	3,088,209
2,708	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47, VRN	1,804,134
	Total Asset-Backed Securities (cost—$21,803,655)	22,487,211

SENIOR LOANS (a)(c)—1.1%
Financial Services—1.1%
20,000	Springleaf Finance Corp., 5.50%, 5/10/17 (cost—$19,912,503)	18,233,340

PIMCO Corporate & Income Opportunity Fund Schedule of Investments

February 29, 2012 (unaudited) (continued)

Shares		Value*
MUTUAL FUNDS—0.0%
6,200	BlackRock MuniYield Quality Fund II, Inc.	$88,040
15,481	BlackRock MuniYield Quality Fund III, Inc.	228,654
	Total Mutual Funds (cost—$269,800)	316,694

Principal
Amount
(000s)
U.S. GOVERNMENT AGENCY SECURITIES—0.0%
$22	Fannie Mae, 8.00%, 7/18/27, CMO (cost—$22,689)	25,726

SHORT-TERM INVESTMENTS—4.6%
Corporate Notes—2.0%
Financial Services—2.0%
	Ally Financial, Inc.,
260	6.75%, 7/15/12	258,795
672	6.75%, 9/15/12	670,870
403	6.80%, 2/15/13	402,796
135	6.875%, 10/15/12	134,826
3,244	7.00%, 9/15/12	3,261,751
614	7.00%, 10/15/12	613,610
1,970	7.00%, 11/15/12	1,973,243
693	7.00%, 12/15/12	693,882
2,900	7.10%, 9/15/12	2,900,290
3,495	7.10%, 1/15/13	3,497,247
142	7.125%, 8/15/12	142,007
385	7.125%, 12/15/12	385,045
6,749	7.25%, 8/15/12 (i)	6,794,364
387	7.25%, 12/15/12	387,049
456	7.50%, 10/15/12	456,102
118	7.75%, 10/15/12	118,058
532	7.875%, 11/15/12	532,627
€7,248	Springleaf Finance Corp., 3.25%, 1/16/13	8,671,862
		31,894,424
Utilities—0.0%
$310	East Coast Power LLC, 7.066%, 3/31/12 (i)	310,193
	Total Corporate Notes (cost—$32,561,642)	32,204,617

U.S. Treasury Obligations (e)(h)(l)—1.8%
	U.S. Treasury Bills,
30,011	0.049%-0.137%, 3/1/12-12/13/12 (cost—$30,008,597)	30,008,035

Commercial Paper—0.1%
1,000	Kells Funding LLC, 0.32%, 3/2/12 (cost—$999,991)	999,991

Repurchase Agreements—0.7%
10,900	Deutsche Bank Securities, Inc., dated 2/29/12, 0.17%, due 3/1/12, proceeds $10,900,051; collateralized by U.S. Treasury Notes, 4.00%, due 02/15/15, valued at $11,124,029 including accrued interest	10,900,000

PIMCO Corporate & Income Opportunity Fund Schedule of Investments

February 29, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
$677	State Street Bank & Trust Co., dated 2/29/12, 0.01%, due 3/1/12, proceeds $677,000; collateralized by Fannie Mae, 1.125%, due 7/30/12, valued at $694,446 including accrued interest	$677,000
	Total Repurchase Agreements (cost—$11,577,000)	11,577,000
	Total Short-Term Investments (cost—$75,147,230)	74,789,643

	Total Investments (cost—$1,521,858,749) (m)—100.0%	$1,625,572,038

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investment in Mutual Funds are valued at the closing net asset value (“NAV”) per share of each mutual fund as reported on each business day.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures approved by the Board of Trustees, or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $330,819,978 representing 20.4% of total investments.

(b)	Illiquid.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on February 29, 2012.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued. To be settled after February 29, 2012.

(f)	In default.

(g)	Perpetual maturity. The date shown is the next call date. For Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(h)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(i)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.

(j)	Restricted. The aggregate acquisition cost of such securities is $37,023,679 and the aggregate market value is $37,870,301, representing 2.3% of total investments.

(k)	Dividend rate is fixed until the first call date and variable thereafter.

(l)	Rates reflect the effective yields at purchase date.

(m)

At February 29, 2012, the cost basis of portfolio securities for federal income tax purposes was $1,521,893,908. Gross unrealized appreciation was $152,818,604; gross unrealized depreciation was $49,140,474; and net unrealized appreciation was $103,678,130. The difference between book and tax cost was attributable to wash sale loss deferrals.

Glossary:

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

BRL—Brazilian Real

£—British Pound

CMO—Collateralized Mortgage Obligation

CP—Certificates of Participation

€—Euro

FGIC—insured by Financial Guaranty Insurance Co.

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on February 29, 2012.

GO—General Obligation Bond

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by Municipal Bond Investors Assurance

MXN—Mexican Peso

NPFGC—insured by National Public Finance Guarantee Corp.

VRN—Variable Rate Note. Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 29, 2012.

Other Investments:

(A) OTC Credit default swap agreements:

Sell protection swap agreements outstanding at February 29, 2012 (1)

						Upfront	Unrealized
Swap Counterparty/	Notional Amount	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (2)	Spread (3)	Date	Received	Value (4)	Paid (Received)	(Depreciation)
Bank of America:
Berkshire Hathaway	$25,000	1.43%	3/20/17	1.00%	$(460,435)	$(632,928)	$172,493
Brazilian Government International Bond	1,000	1.18	12/20/15	1.00	(4,543)	(7,664)	3,121
Brazilian Government International Bond	50,000	1.70	6/20/21	1.00	(2,751,056)	(2,039,882)	(711,174)
SLM	375	2.68	12/20/13	5.00	19,029	(52,500)	71,529
Barclays Bank:
Brazilian Government International Bond	39,600	1.18	12/20/15	1.00	(179,885)	(293,737)	113,852
Republic of Indonesia	30,000	1.28	12/20/15	1.00	(254,377)	(581,570)	327,193
SLM	6,000	2.68	12/20/13	5.00	304,464	(750,000)	1,054,464
BNP Paribas:
Royal Bank of Scotland	3,500	1.93	6/20/13	1.50	(9,048)	—	(9,048)
Royal Bank of Scotland	3,500	0.83	6/20/13	2.65	101,866	—	101,866
Citigroup:
China Government Bond	50,000	1.03	6/20/16	1.00	36,437	672,877	(636,440)
MBIA Insurance Corp.	4,000	14.01	3/20/12	5.00	20,107	(210,000)	230,107
Mexico Government International Bond	20,000	1.14	12/20/15	1.00	(63,024)	(19,820)	(43,204)
Credit Suisse First Boston:
Republic of Indonesia	12,000	1.28	12/20/15	1.00	(101,751)	(249,756)	148,005
Republic of South Africa	8,000	1.35	12/20/15	1.00	(89,071)	(74,433)	(14,638)
Deutsche Bank:
Brazilian Government International Bond	50,000	1.21	3/20/16	1.00	(311,039)	(448,936)	137,897
General Electric	10,000	1.25	12/20/15	1.00	(72,980)	(421,878)	348,898
General Electric	32,000	1.35	9/20/16	1.00	(425,233)	(2,238,018)	1,812,785
General Electric	18,000	1.35	9/20/16	5.00	3,038,150	2,016,678	1,021,472
Mexico Government International Bond	50,000	1.68	6/20/21	1.00	(2,638,994)	(1,409,137)	(1,229,857)
SLM	10,000	2.01	3/20/13	5.00	413,299	254,558	158,741
SLM	3,000	2.68	12/20/13	5.00	152,232	(390,000)	542,232
Goldman Sachs:
MBIA Insurance Corp.	1,000	14.01	3/20/12	5.00	5,027	(55,000)	60,027
HSBC Bank:
Brazilian Government International Bond	50,000	1.21	3/20/16	1.00	(311,039)	(448,936)	137,897
Credit Agricole	€10,000	4.46	6/20/16	3.00	(660,873)	319,177	(980,050)
Mexico Government International Bond	$8,000	1.14	12/20/15	1.00	(25,209)	(102,364)	77,155
Russian Government International Bond	25,000	1.69	3/20/16	1.00	(626,522)	(515,162)	(111,360)
JPMorgan Chase:
Berkshire Hathaway	35,000	1.25	12/20/15	1.00	(251,177)	(1,081,114)	829,937
Merrill Lynch & Co.	10,000	2.75	9/20/16	1.00	(701,728)	(1,447,258)	745,530
Republic of Indonesia	25,000	1.45	6/20/16	1.00	(410,623)	(459,878)	49,255
Republic of South Africa	25,000	1.35	12/20/15	1.00	(278,347)	(244,762)	(33,585)
Morgan Stanley:
Egypt Government International Bond	25,000	6.04	6/20/16	1.00	(4,569,149)	(2,380,107)	(2,189,042)
Merrill Lynch & Co.	5,000	2.75	9/20/16	1.00	(350,864)	(741,654)	390,790
Russian Government International Bond	25,000	1.69	3/20/16	1.00	(626,521)	(526,697)	(99,824)
Royal Bank of Scotland:
France Government Bond	40,000	1.56	12/20/15	0.25	(1,891,187)	(1,042,352)	(848,835)
UBS:
MBIA Insurance Corp.	5,700	14.01	3/20/12	5.00	28,652	(242,250)	270,902
MetLife	15,000	1.94	12/20/15	1.00	(481,057)	(904,108)	423,051
Republic of South Korea	58,000	1.12	12/20/15	1.00	(137,067)	687,227	(824,294)
					$(14,563,536)	$(16,061,384)	$1,497,848

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at February 29, 2012 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(B)  Forward foreign currency contracts outstanding at February 29, 2012:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	February 29, 2012	(Depreciation)
Purchased:
1,560,300 Brazilian Real settling 3/2/12	Barclays Bank	$912,883	$908,604	$(4,279)
1,048,100 Brazilian Real settling 3/2/12	Goldman Sachs	613,211	610,336	(2,875)
53,809,863 Brazilian Real settling 3/2/12	JPMorgan Chase	31,157,998	31,334,903	176,905
3,986,667 Brazilian Real settling 3/2/12	Morgan Stanley	2,332,475	2,321,541	(10,934)
1,906,450 Brazilian Real settling 3/2/12	UBS	1,115,405	1,110,176	(5,229)
16,416,307 Chinese Yuan Renminbi settling 6/1/12	Deutsche Bank	2,612,398	2,604,585	(7,813)
16,416,307 Chinese Yuan Renminbi settling 2/1/13	UBS	2,618,857	2,604,728	(14,129)
8,291,000 Euro settling 4/16/12	Citigroup	10,827,549	11,048,157	220,608
6,323,000 Euro settling 4/16/12	Deutsche Bank	8,020,632	8,425,702	405,070
40,088,000 Euro settling 3/2/12	HSBC Bank	53,104,574	53,409,221	304,647
4,658,000 Indian Rupee settling 7/12/12	JPMorgan Chase	100,215	92,405	(7,810)
4,746,105 Mexican Peso settling 3/15/12	Barclays Bank	339,820	369,209	29,389
115,716,453 Mexican Peso settling 3/15/12	HSBC Bank	9,073,040	9,001,818	(71,222)
Sold:
1,560,300 Brazilian Real settling 3/2/12	Barclays Bank	900,000	908,604	(8,604)
1,048,100 Brazilian Real settling 3/2/12	Goldman Sachs	600,000	610,336	(10,336)
53,809,863 Brazilian Real settling 3/2/12	JPMorgan Chase	28,940,304	31,334,903	(2,394,599)
53,809,863 Brazilian Real settling 4/3/12	JPMorgan Chase	30,946,551	31,100,192	(153,641)
3,986,667 Brazilian Real settling 3/2/12	Morgan Stanley	2,299,000	2,321,541	(22,541)
1,906,450 Brazilian Real settling 3/2/12	UBS	1,100,000	1,110,176	(10,176)
33,693,000 British Pound settling 3/12/12	Barclays Bank	52,682,880	53,598,391	(915,511)
23,288,000 British Pound settling 3/12/12	Citigroup	36,815,301	37,046,251	(230,950)
13,390,000 British Pound settling 3/12/12	JPMorgan Chase	20,999,872	21,300,640	(300,768)
33,692,000 British Pound settling 3/12/12	UBS	52,809,683	53,596,800	(787,117)
16,416,307 Chinese Yuan Renminbi settling 6/1/12	Citigroup	2,578,748	2,604,585	(25,837)
16,416,307 Chinese Yuan Renminbi settling 2/1/13	JPMorgan Chase	2,617,813	2,604,728	13,085
23,354,000 Euro settling 3/2/12	Barclays Bank	30,269,773	31,114,522	(844,749)
5,779,000 Euro settling 4/16/12	Barclays Bank	7,407,811	7,700,795	(292,984)
6,971,000 Euro settling 3/2/12	Citigroup	9,075,852	9,287,460	(211,608)
4,395,000 Euro settling 4/16/12	Citigroup	5,624,106	5,856,549	(232,443)
13,634,000 Euro settling 4/16/12	Deutsche Bank	17,493,104	18,167,961	(674,857)
40,088,000 Euro settling 4/3/12	HSBC Bank	53,110,186	53,415,889	(305,703)
12,151,000 Euro settling 4/16/12	Morgan Stanley	16,152,810	16,191,792	(38,982)
9,763,000 Euro settling 3/2/12	UBS	12,695,268	13,007,240	(311,972)
10,579,000 Euro settling 4/16/12	UBS	13,472,172	14,097,027	(624,855)
4,658,000 Indian Rupee settling 7/12/12	JPMorgan Chase	91,554	92,405	(851)
87,073,458 Mexican Peso settling 3/15/12	HSBC Bank	6,436,170	6,773,621	(337,451)
115,241,843 Mexican Peso settling 6/15/12	HSBC Bank	8,970,680	8,898,437	72,243
13,371,000 Mexican Peso settling 3/15/12	Morgan Stanley	1,000,000	1,040,157	(40,157)
20,018,100 Mexican Peso settling 3/15/12	UBS	1,500,000	1,557,249	(57,249)
				$(7,736,285)

At February 29, 2012, the Fund held $665,000 in cash as collateral for derivatives.

Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(C) Open reverse repurchase agreements at February 29, 2012:

Counterparty	Rate	Trade Date	Due Date	Principal & Interest	Principal
Barclays Bank	0.45%	2/14/12	3/14/12	$7,587,517	$7,586,000
	0.45	2/24/12	3/30/12	298,022	298,000
	0.65	2/17/12	3/19/12	22,318,238	22,313,000
	0.85	12/16/11	3/19/12	4,265,640	4,258,000
	0.85	12/19/11	3/21/12	19,871,192	19,837,000
	1.00	2/24/12	8/24/12	20,797,465	20,794,000
	1.00	2/27/12	8/27/12	3,961,330	3,961,000
	1.25	2/24/12	8/24/12	5,898,229	5,897,000
	1.25	2/27/12	8/27/12	3,231,337	3,231,000
Citigroup	(0.50)	2/24/12	12/14/13	4,034,664	4,035,000
Deutsche Bank	0.65	2/16/12	5/15/12	3,565,901	3,565,000
	0.65	2/17/12	5/17/12	6,699,572	6,698,000
	0.65	2/23/12	5/23/12	3,128,395	3,128,000
	0.70	2/7/12	5/7/12	8,461,783	8,458,000
	0.80	2/7/12	5/8/12	11,905,082	11,899,000
	0.80	2/13/12	5/15/12	13,108,950	13,104,000
	0.80	2/27/12	5/24/12	26,373,758	26,372,000
	0.85	2/16/12	5/15/12	1,422,470	1,422,000
	0.85	2/17/12	5/17/12	407,125	407,000
Royal Bank of Canada	0.784	2/29/12	6/7/12	8,998,000	8,998,000
	0.80	2/27/12	5/24/12	14,176,945	14,176,000
	0.877	12/2/11	3/5/12	8,409,397	8,391,000
Royal Bank of Scotland	0.65	2/23/12	5/25/12	5,714,722	5,714,000
UBS	0.54	2/7/12	5/7/12	3,575,233	3,574,000
	0.58	2/7/12	5/4/12	13,926,159	13,921,000
	0.59	2/7/12	5/4/12	3,869,458	3,868,000
	0.60	2/7/12	5/4/12	2,978,141	2,977,000
	0.60	2/7/12	5/7/12	7,085,715	7,083,000
	0.62	1/20/12	4/25/12	5,763,066	5,759,000
	0.62	1/23/12	4/25/12	11,636,611	11,629,000
	1.00	2/7/12	5/7/12	5,717,651	5,714,000
					$259,067,000

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended February 29, 2012 was $212,603,590 at a weighted average interest rate of 0.80%. The total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at February 29, 2012 was $269,846,532.

At February 29, 2012, the Fund held $3,395,699 in principal value of U.S. Treasury Obligations and $2,115,000 in principal value of Corporate Bonds, as collateral for reverse repurchase agreements. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 — valuations based on other significant observable inputs (including quoted prices for similar  investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended February 29, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations — Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon, average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps — OTC credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of OTC credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans — Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at February 29, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments and Other Investments for detailed information on Investments in Securities and Other Financial Instruments):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	2/29/12
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	$16,308,358	$24,411,198	$40,719,556
All Other	—	789,671,491	—	789,671,491
Municipal Bonds	—	302,118,377	—	302,118,377
Mortgage-Backed Securities	—	207,030,456	935,174	207,965,630
Preferred Stock:
Banking	—	30,161,650	—	30,161,650
Financial Services	$39,462,020	14,380,500	—	53,842,520
Convertible Preferred Stock	54,320,130	—	—	54,320,130
Sovereign Debt Obligations	—	30,920,070	—	30,920,070
Asset-Backed Securities	—	22,487,211	—	22,487,211
Senior Loans	—	18,233,340	—	18,233,340
Mutual Funds	316,694	—	—	316,694
U.S. Government Agency Securities	—	25,726	—	25,726
Short-Term Investments	—	74,789,643	—	74,789,643
Total Investments in Securities - Assets	$94,098,844	$1,506,126,822	$25,346,372	$1,625,572,038

Other Financial Instruments* - Assets
Credit Contracts	—	$9,229,199	—	$9,229,199
Foreign Exchange Contracts	—	1,221,947	—	1,221,947
Total Other Financial Instruments* - Assets	—	$10,451,146	—	$10,451,146

Other Financial Instruments* - Liabilities
Credit Contracts	—	$(7,731,351)	—	$(7,731,351)
Foreign Exchange Contracts	—	(8,958,232)	—	(8,958,232)
Total Other Financial Instruments* - Liabilities	—	$(16,689,583)	—	$(16,689,583)

Total Investments	$94,098,844	$1,499,888,385	$25,346,372	$1,619,333,601

*Other financial instruments are swaps and forward foreign currency contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between levels 1 and 2 during the three months ended February 29, 2012.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended February 29, 2012, was as follows:

						Net Change
	Beginning			Accrued	Net	in Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Realized	Appreciation/	into	out of	Balance
	11/30/11	Purchases	Sales	(Premiums)	Gain (Loss)	Depreciation	Level 3	Level 3**	2/29/12
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$23,633,504	—	$(265,436)	$54,383	$(1,669)	$990,416	—	—	$24,411,198
Transportation	1,279,120	—	(1,268,025)	(540)	(8,375)	(2,180)	—	—	—
Utilities	2,541,000	—	—	—	—	(21,000)	—	$(2,520,000)	—
Mortgage-Backed Securities	980,373	—	(393,035)	85,991	335,899	(74,054)	—	—	935,174
Asset-Backed Securities	9,383,135	—	—	6,691	—	(222,489)	—	(9,167,337)	—
Total Investments	$37,817,132	—	$(1,926,496)	$146,525	$325,855	$670,693	—	$(11,687,337)	$25,346,372

**Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at February 29, 2012 was $912,066.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.3a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate & Income Opportunity Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 23, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 23, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 23, 2012